SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Financial assets	$ 138,296	$ 110,077
Financial liabilities	146,032	150,396
Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	71,435	67,244
Financial liabilities	110,966	130,153
FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets	44,440	20,371
Financial liabilities	35,066	20,243
FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,421	22,462
Financial liabilities
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	50,398	44,267
Cash and cash equivalent [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	50,398	44,267
Cash and cash equivalent [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets
Cash and cash equivalent [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,421	22,462
Marketable securities [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,421	22,462
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	65,477	43,348
Trade receivables [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	21,037	22,977
Trade receivables [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets	44,440	20,371
Trade receivables [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		54,569	$ 46,219
Trade payables and accrued liabilities [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		54,569	46,219
Trade payables and accrued liabilities [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Trade payables and accrued liabilities [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,066	20,243
Consideration payable [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Consideration payable [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,066	20,243
Consideration payable [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	45,168	51,986
Loan payable [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	45,168	51,986
Loan payable [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Loan payable [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	19,579	23,598
Other liabilities [Member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	19,579	23,598
Other liabilities [Member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Other liabilities [Member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities